Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
March 31, 2025
NMI-NPRT1-0525
1.799864.121
Foreign Government and Government Agency Obligations - 59.9%
		Principal Amount (a)	Value ($)
ANGOLA - 1.7%
Angola Republic 8% 11/26/2029 (b)		10,895,000	9,628,456
Angola Republic 8.25% 5/9/2028 (b)		26,255,000	24,392,536
Angola Republic 8.75% 4/14/2032 (b)		11,505,000	9,836,775
Angola Republic 9.125% 11/26/2049 (b)		7,695,000	5,909,760
Angola Republic 9.375% 5/8/2048 (b)		16,680,000	13,168,860
Angola Republic 9.5% 11/12/2025 (b)		16,180,000	16,159,775
TOTAL ANGOLA			79,096,162
ARGENTINA - 2.8%
Argentine Republic 0.75% 7/9/2030 (c)		49,762,656	36,177,451
Argentine Republic 1% 7/9/2029		15,693,297	12,167,406
Argentine Republic 4.125% 7/9/2035 (c)		73,225,665	45,692,815
Argentine Republic 5% 1/9/2038 (c)		46,294,088	30,461,510
TOTAL ARGENTINA			124,499,182
ARMENIA - 0.4%
Republic of Armenia 3.6% 2/2/2031 (b)		14,165,000	12,004,838
Republic of Armenia 6.75% 3/12/2035 (b)		9,085,000	8,740,053
TOTAL ARMENIA			20,744,891
BAHRAIN - 0.3%
Bahrain Kingdom 5.625% 5/18/2034 (b)		10,220,000	9,433,367
Bahrain Kingdom 7.5% 2/12/2036 (b)		3,705,000	3,862,462
TOTAL BAHRAIN			13,295,829
BENIN - 0.2%
Republic of Benin 7.96% 2/13/2038 (b)		6,360,000	5,938,650
Republic of Benin 8.375% 1/23/2041 (b)		3,550,000	3,359,187
TOTAL BENIN			9,297,837
BERMUDA - 0.3%
Bermuda Government International Bond 2.375% 8/20/2030 (b)		5,325,000	4,621,887
Bermuda Government International Bond 3.375% 8/20/2050 (b)		5,015,000	3,409,949
Bermuda Government International Bond 5% 7/15/2032 (b)		3,830,000	3,773,747
TOTAL BERMUDA			11,805,583
BRAZIL - 1.7%
Federative Republic of Brazil 12.25% 3/6/2030		13,317,000	17,312,766
Federative Republic of Brazil 3.875% 6/12/2030		9,340,000	8,639,500
Federative Republic of Brazil 4.75% 1/14/2050		9,500,000	6,683,250
Federative Republic of Brazil 5% 1/27/2045		14,450,000	10,967,550
Federative Republic of Brazil 5.625% 2/21/2047		8,822,000	7,225,218
Federative Republic of Brazil 7.125% 1/20/2037		10,860,000	11,403,000
Federative Republic of Brazil 7.125% 5/13/2054		1,630,000	1,559,910
Federative Republic of Brazil 8.25% 1/20/2034		11,336,000	12,718,992
TOTAL BRAZIL			76,510,186
CHILE - 1.4%
Chilean Republic 2.45% 1/31/2031		30,240,000	26,550,720
Chilean Republic 3.1% 1/22/2061		23,465,000	14,069,379
Chilean Republic 3.5% 1/31/2034		7,100,000	6,269,300
Chilean Republic 4% 1/31/2052		3,960,000	3,009,600
Chilean Republic 4.34% 3/7/2042		5,555,000	4,774,523
Chilean Republic 5.33% 1/5/2054		9,740,000	9,136,120
TOTAL CHILE			63,809,642
COLOMBIA - 2.7%
Colombian Republic 3% 1/30/2030		24,145,000	20,511,178
Colombian Republic 3.125% 4/15/2031		24,300,000	19,713,375
Colombian Republic 3.875% 2/15/2061		6,730,000	3,502,965
Colombian Republic 4.125% 5/15/2051		6,805,000	3,878,850
Colombian Republic 5% 6/15/2045		34,505,000	23,221,865
Colombian Republic 5.2% 5/15/2049		20,620,000	13,722,610
Colombian Republic 5.625% 2/26/2044		11,500,000	8,636,500
Colombian Republic 6.125% 1/18/2041		6,410,000	5,225,432
Colombian Republic 7.375% 9/18/2037		3,680,000	3,512,560
Colombian Republic 7.5% 2/2/2034		4,055,000	4,026,615
Colombian Republic 8% 11/14/2035		5,970,000	6,011,790
Colombian Republic 8% 4/20/2033		4,165,000	4,299,321
Colombian Republic 8.75% 11/14/2053		5,645,000	5,633,710
TOTAL COLOMBIA			121,896,771
COSTA RICA - 0.9%
Republic of Costa Rica 5.625% 4/30/2043 (b)		15,058,000	13,507,026
Republic of Costa Rica 6.125% 2/19/2031 (b)		7,110,000	7,198,875
Republic of Costa Rica 6.55% 4/3/2034 (b)		5,420,000	5,552,790
Republic of Costa Rica 7% 4/4/2044 (b)		4,575,000	4,644,768
Republic of Costa Rica 7.3% 11/13/2054 (b)		8,200,000	8,471,113
TOTAL COSTA RICA			39,374,572
COTE D'IVOIRE - 0.9%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (b)		12,360,000	10,988,782
Republic of Cote d'Ivoire 6.375% 3/3/2028 (b)		17,340,000	17,367,224
Republic of Cote d'Ivoire 8.075% 4/1/2036 (b)		5,550,000	5,300,250
Republic of Cote d'Ivoire 8.25% 1/30/2037 (b)		7,215,000	6,909,489
TOTAL COTE D'IVOIRE			40,565,745
DOMINICAN REPUBLIC - 3.3%
Dominican Republic 4.5% 1/30/2030 (b)		21,505,000	20,117,928
Dominican Republic 4.875% 9/23/2032 (b)		10,930,000	9,955,809
Dominican Republic 5.3% 1/21/2041 (b)		6,000,000	5,064,000
Dominican Republic 5.875% 1/30/2060 (b)		22,430,000	18,897,275
Dominican Republic 5.95% 1/25/2027 (b)		10,954,000	11,008,770
Dominican Republic 6% 7/19/2028 (b)		17,451,000	17,564,432
Dominican Republic 6.4% 6/5/2049 (b)		6,013,000	5,622,155
Dominican Republic 6.5% 2/15/2048 (b)		2,590,000	2,444,959
Dominican Republic 6.6% 6/1/2036 (b)		4,104,000	4,087,584
Dominican Republic 6.85% 1/27/2045 (b)		19,929,000	19,649,994
Dominican Republic 7.05% 2/3/2031 (b)		5,810,000	6,007,540
Dominican Republic 7.15% 2/24/2055 (b)		7,380,000	7,416,900
Dominican Republic 7.45% 4/30/2044 (b)		20,824,000	21,781,904
TOTAL DOMINICAN REPUBLIC			149,619,250
ECUADOR - 1.1%
Republic of Ecuador 5% 7/31/2040 (b)(c)		12,750,000	5,673,750
Republic of Ecuador 5.5% 7/31/2035 (b)(c)		48,400,000	23,764,400
Republic of Ecuador 6.9% 7/31/2030 (b)(c)		38,597,847	22,927,121
TOTAL ECUADOR			52,365,271
EGYPT - 2.5%
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		6,290,000	5,295,425
Arab Republic of Egypt 7.5% 1/31/2027 (b)		17,344,000	17,094,767
Arab Republic of Egypt 7.5% 2/16/2061 (b)		22,375,000	14,858,566
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		17,839,000	16,934,117
Arab Republic of Egypt 7.903% 2/21/2048 (b)		17,090,000	12,155,177
Arab Republic of Egypt 8.5% 1/31/2047 (b)		34,441,000	26,014,666
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		15,240,000	11,593,830
Arab Republic of Egypt 9.45% 2/4/2033 (b)		2,300,000	2,166,025
Arab Republic of Egypt Treasury Bills 0% 10/7/2025 (d)	EGP	193,575,000	3,355,906
Arab Republic of Egypt Treasury Bills 0% 12/16/2025 (d)	EGP	110,125,000	1,822,931
Arab Republic of Egypt Treasury Bills 0% 12/30/2025 (d)	EGP	118,850,000	1,950,672
TOTAL EGYPT			113,242,082
EL SALVADOR - 0.8%
El Salvador Republic 0.25% 4/17/2030 (b)		5,455,000	114,555
El Salvador Republic 7.1246% 1/20/2050 (b)		8,578,000	6,845,244
El Salvador Republic 7.625% 2/1/2041 (b)		11,695,000	10,379,313
El Salvador Republic 7.65% 6/15/2035 (b)		11,205,000	10,378,631
El Salvador Republic 9.25% 4/17/2030 (b)		5,455,000	5,668,072
El Salvador Republic 9.65% 11/21/2054 (b)		3,465,000	3,489,255
TOTAL EL SALVADOR			36,875,070
GABON - 0.3%
Gabonese Republic 6.625% 2/6/2031 (b)		6,145,000	4,779,642
Gabonese Republic 7% 11/24/2031 (b)		13,095,000	10,173,244
TOTAL GABON			14,952,886
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (b)		9,785,000	9,353,847
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (b)(d)		2,238,790	1,732,264
Ghana Republic 0% 7/3/2026 (b)(d)		1,498,726	1,402,837
Ghana Republic 5% 7/3/2029 (b)(c)		17,822,155	15,490,661
Ghana Republic 5% 7/3/2035 (b)(c)		14,506,529	10,234,356
TOTAL GHANA			28,860,118
GUATEMALA - 1.1%
Republic of Guatemala 3.7% 10/7/2033 (b)		2,500,000	2,084,375
Republic of Guatemala 4.9% 6/1/2030 (b)		2,500,000	2,409,750
Republic of Guatemala 5.25% 8/10/2029 (b)		9,000,000	8,856,000
Republic of Guatemala 5.375% 4/24/2032 (b)		5,270,000	5,082,256
Republic of Guatemala 6.125% 6/1/2050 (b)		14,765,000	13,258,970
Republic of Guatemala 6.55% 2/6/2037 (b)		3,800,000	3,784,800
Republic of Guatemala 6.6% 6/13/2036 (b)		13,040,000	13,131,280
TOTAL GUATEMALA			48,607,431
HUNGARY - 1.4%
Hungary Government 2.125% 9/22/2031 (b)		13,890,000	11,285,625
Hungary Government 3.125% 9/21/2051 (b)		19,355,000	11,460,773
Hungary Government 5.25% 6/16/2029 (b)		6,100,000	6,061,875
Hungary Government 5.5% 3/26/2036 (b)		10,290,000	9,832,738
Hungary Government 5.5% 6/16/2034 (b)		7,895,000	7,628,544
Hungary Government 6.75% 9/25/2052 (b)		12,980,000	13,312,807
Hungary Government 7.625% 3/29/2041		5,500,000	6,187,775
TOTAL HUNGARY			65,770,137
INDONESIA - 2.1%
Indonesia Government 5.125% 1/15/2045 (b)		12,522,000	11,692,418
Indonesia Government 5.95% 1/8/2046 (b)		6,230,000	6,370,175
Indonesia Government 6.625% 2/17/2037 (b)		18,536,000	20,371,064
Indonesia Government 6.75% 1/15/2044 (b)		6,465,000	7,216,556
Indonesia Government 7.75% 1/17/2038 (b)		21,772,000	26,262,475
Indonesia Government 8.5% 10/12/2035 (b)		19,301,000	24,010,444
TOTAL INDONESIA			95,923,132
JAMAICA - 0.2%
Jamaican Government 7.875% 7/28/2045		7,490,000	8,598,519
JORDAN - 0.6%
Jordan Government 5.85% 7/7/2030 (b)		8,860,000	8,173,350
Jordan Government 7.375% 10/10/2047 (b)		9,620,000	8,381,425
Jordan Government 7.5% 1/13/2029 (b)		6,610,000	6,593,475
Jordan Government 7.75% 1/15/2028 (b)		6,645,000	6,732,249
TOTAL JORDAN			29,880,499
KENYA - 0.7%
Republic of Kenya 6.3% 1/23/2034 (b)		15,455,000	11,990,839
Republic of Kenya 7.25% 2/28/2028 (b)		4,015,000	3,854,400
Republic of Kenya 8% 5/22/2032 (b)		4,815,000	4,309,425
Republic of Kenya 9.5% 3/5/2036 (b)		1,600,000	1,452,000
Republic of Kenya 9.75% 2/16/2031 (b)		10,905,000	10,632,375
TOTAL KENYA			32,239,039
LEBANON - 0.3%
Lebanon Republic 5.8% (e)(f)		8,540,000	1,323,700
Lebanon Republic 6% (e)(f)		5,256,000	814,680
Lebanon Republic 6.1% (e)(f)		22,896,000	3,548,880
Lebanon Republic 6.2% (e)(f)		5,669,000	878,695
Lebanon Republic 6.375% (e)(f)		35,061,000	5,434,455
Lebanon Republic 6.65% (e)(f)		3,000,000	465,000
Lebanon Republic 6.75% (e)(f)		3,000,000	465,000
TOTAL LEBANON			12,930,410
MEXICO - 2.1%
United Mexican States 3.25% 4/16/2030		23,060,000	20,846,240
United Mexican States 4.35% 1/15/2047		5,360,000	3,837,760
United Mexican States 4.75% 4/27/2032		5,375,000	5,020,250
United Mexican States 5.75% 10/12/2110		8,780,000	6,883,520
United Mexican States 6.05% 1/11/2040		35,198,000	33,226,912
United Mexican States 6.338% 5/4/2053		5,935,000	5,400,850
United Mexican States 6.35% 2/9/2035		9,065,000	9,078,598
United Mexican States 6.875% 5/13/2037		4,855,000	4,976,375
United Mexican States 7.375% 5/13/2055		8,925,000	9,148,125
TOTAL MEXICO			98,418,630
MONGOLIA - 0.2%
Mongolia Government 3.5% 7/7/2027 (b)		2,675,000	2,469,025
Mongolia Government 6.625% 2/25/2030 (b)		5,885,000	5,770,243
Mongolia Government 7.875% 6/5/2029 (b)		1,970,000	2,014,325
TOTAL MONGOLIA			10,253,593
MONTENEGRO - 0.5%
Republic of Montenegro 4.875% 4/1/2032 (b)	EUR	3,765,000	3,997,285
Republic of Montenegro 7.25% 3/12/2031 (b)		17,315,000	17,707,012
TOTAL MONTENEGRO			21,704,297
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		9,915,000	10,299,206
NIGERIA - 2.6%
Republic of Nigeria 6.125% 9/28/2028 (b)		13,115,000	11,962,323
Republic of Nigeria 6.5% 11/28/2027 (b)		25,043,000	24,032,014
Republic of Nigeria 7.143% 2/23/2030 (b)		11,415,000	10,284,972
Republic of Nigeria 7.625% 11/21/2025 (b)		15,862,000	15,884,207
Republic of Nigeria 7.625% 11/28/2047 (b)		23,015,000	17,293,931
Republic of Nigeria 7.696% 2/23/2038 (b)		3,500,000	2,823,433
Republic of Nigeria 7.875% 2/16/2032 (b)		15,065,000	13,371,393
Republic of Nigeria 8.375% 3/24/2029 (b)		17,000,000	16,426,250
Republic of Nigeria Treasury Bills 0% 4/10/2025 (d)	NGN	775,000,000	501,569
Republic of Nigeria Treasury Bills 0% 5/20/2025 (d)	NGN	3,852,355,000	2,431,304
Republic of Nigeria Treasury Bills 0% 5/27/2025 (d)	NGN	4,434,770,000	2,785,444
TOTAL NIGERIA			117,796,840
OMAN - 2.0%
Oman Sultanate 6% 8/1/2029 (b)		13,910,000	14,233,129
Oman Sultanate 6.25% 1/25/2031 (b)		14,685,000	15,236,715
Oman Sultanate 6.5% 3/8/2047 (b)		22,245,000	22,492,142
Oman Sultanate 6.75% 1/17/2048 (b)		36,440,000	37,669,851
Oman Sultanate 7% 1/25/2051 (b)		2,880,000	3,061,440
TOTAL OMAN			92,693,277
PAKISTAN - 1.2%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		24,660,000	23,377,680
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		29,055,000	26,440,050
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		7,180,000	6,088,640
Islamic Republic of Pakistan 7.875% 3/31/2036 (b)		1,293,000	1,018,238
TOTAL PAKISTAN			56,924,608
PANAMA - 2.0%
Panamanian Republic 2.252% 9/29/2032		18,445,000	13,409,515
Panamanian Republic 3.16% 1/23/2030		13,515,000	11,791,838
Panamanian Republic 3.298% 1/19/2033		16,210,000	12,651,905
Panamanian Republic 3.87% 7/23/2060		21,270,000	11,464,530
Panamanian Republic 4.3% 4/29/2053		7,000,000	4,276,125
Panamanian Republic 4.5% 4/16/2050		17,125,000	10,917,188
Panamanian Republic 4.5% 5/15/2047		8,025,000	5,296,500
Panamanian Republic 6.4% 2/14/2035		9,790,000	9,201,376
Panamanian Republic 6.853% 3/28/2054		3,685,000	3,227,598
Panamanian Republic 7.875% 3/1/2057		5,480,000	5,390,950
Panamanian Republic 8% 3/1/2038		5,795,000	6,012,313
TOTAL PANAMA			93,639,838
PARAGUAY - 1.0%
Republic of Paraguay 2.739% 1/29/2033 (b)		5,873,000	4,847,222
Republic of Paraguay 4.95% 4/28/2031 (b)		20,430,000	19,857,960
Republic of Paraguay 5.4% 3/30/2050 (b)		12,025,000	10,295,504
Republic of Paraguay 5.6% 3/13/2048 (b)		3,335,000	2,935,634
Republic of Paraguay 6% 2/9/2036 (b)		4,280,000	4,273,580
Republic of Paraguay 6.65% 3/4/2055 (b)		3,430,000	3,454,010
TOTAL PARAGUAY			45,663,910
PERU - 1.1%
Peruvian Republic 2.783% 1/23/2031		13,915,000	12,234,764
Peruvian Republic 3% 1/15/2034		21,165,000	17,503,455
Peruvian Republic 3.3% 3/11/2041		30,340,000	22,201,295
TOTAL PERU			51,939,514
PHILIPPINES - 1.0%
Philippine Republic 2.65% 12/10/2045		9,490,000	6,064,110
Philippine Republic 2.95% 5/5/2045		3,200,000	2,176,000
Philippine Republic 4.75% 3/5/2035		1,880,000	1,822,424
Philippine Republic 5% 7/17/2033		4,990,000	4,951,328
Philippine Republic 5.5% 1/17/2048		3,675,000	3,609,953
Philippine Republic 5.6% 5/14/2049		6,620,000	6,537,250
Philippine Republic 5.609% 4/13/2033		6,190,000	6,381,890
Philippine Republic 5.95% 10/13/2047		11,890,000	12,316,554
TOTAL PHILIPPINES			43,859,509
POLAND - 1.2%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		6,800,000	6,789,800
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		3,985,000	4,172,096
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		15,875,000	15,933,896
Republic of Poland 5.375% 2/12/2035		9,155,000	9,182,465
Republic of Poland 5.5% 3/18/2054		2,075,000	1,943,860
Republic of Poland 5.5% 4/4/2053		20,645,000	19,365,320
TOTAL POLAND			57,387,437
QATAR - 1.0%
State of Qatar 4.4% 4/16/2050 (b)		15,095,000	12,934,056
State of Qatar 4.817% 3/14/2049 (b)		17,251,000	15,785,528
State of Qatar 5.103% 4/23/2048 (b)		17,315,000	16,568,291
TOTAL QATAR			45,287,875
ROMANIA - 1.4%
Romanian Republic 3% 2/14/2031 (b)		21,864,000	18,278,304
Romanian Republic 3.625% 3/27/2032 (b)		6,989,000	5,839,310
Romanian Republic 4% 2/14/2051 (b)		23,695,000	14,431,795
Romanian Republic 7.125% 1/17/2033 (b)		10,140,000	10,314,814
Romanian Republic 7.5% 2/10/2037 (b)		11,152,000	11,341,584
Romanian Republic 7.625% 1/17/2053 (b)		4,154,000	4,135,514
TOTAL ROMANIA			64,341,321
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		13,625,000	10,962,811
SAUDI ARABIA - 1.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		16,070,000	13,140,680
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		9,925,000	6,135,834
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		19,480,000	13,181,337
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		17,219,000	14,102,361
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		12,970,000	10,098,312
TOTAL SAUDI ARABIA			56,658,524
SENEGAL - 0.4%
Republic of Senegal 4.75% 3/13/2028 (b)	EUR	4,805,000	4,512,107
Republic of Senegal 6.25% 5/23/2033 (b)		12,885,000	9,567,113
Republic of Senegal 6.75% 3/13/2048 (b)		9,710,000	6,296,352
TOTAL SENEGAL			20,375,572
SERBIA - 0.9%
Republic of Serbia 2.125% 12/1/2030 (b)		15,845,000	13,032,513
Republic of Serbia 6% 6/12/2034 (b)		11,645,000	11,521,330
Republic of Serbia 6.25% 5/26/2028 (b)		3,140,000	3,201,230
Republic of Serbia 6.5% 9/26/2033 (b)		12,130,000	12,471,217
TOTAL SERBIA			40,226,290
SOUTH AFRICA - 1.2%
South African Republic 5.65% 9/27/2047		22,135,000	16,357,765
South African Republic 5.75% 9/30/2049		32,720,000	24,016,480
South African Republic 7.1% 11/19/2036 (b)		9,520,000	9,236,780
South African Republic 7.3% 4/20/2052		7,475,000	6,583,606
TOTAL SOUTH AFRICA			56,194,631
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(c)		10,613,325	9,350,339
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(c)		20,396,187	15,909,026
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(c)		17,450,677	13,681,331
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(c)		8,721,673	6,785,462
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(c)		6,626,834	4,473,112
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		11,775,522	11,045,440
TOTAL SRI LANKA			61,244,710
TURKEY - 2.8%
Turkish Republic 31.08% 11/8/2028	TRY	183,520,000	4,359,648
Turkish Republic 37% 2/18/2026	TRY	265,450,000	6,571,982
Turkish Republic 4.875% 4/16/2043		23,220,000	16,151,368
Turkish Republic 5.125% 2/17/2028		5,545,000	5,370,000
Turkish Republic 5.75% 5/11/2047		16,625,000	12,411,809
Turkish Republic 6% 1/14/2041		21,698,000	17,754,389
Turkish Republic 6% 3/25/2027		8,850,000	8,847,257
Turkish Republic 6.5% 1/3/2035		17,175,000	15,923,458
Turkish Republic 6.625% 2/17/2045		530,000	444,635
Turkish Republic 7.625% 5/15/2034		7,955,000	7,992,627
Turkish Republic 9.125% 7/13/2030		8,800,000	9,573,784
Turkish Republic 9.375% 1/19/2033		2,725,000	3,015,648
Turkish Republic 9.375% 3/14/2029		16,665,000	18,138,853
TOTAL TURKEY			126,555,458
UKRAINE - 1.4%
Ukraine Government 0% 2/1/2030 (b)(c)		4,009,433	2,044,811
Ukraine Government 0% 2/1/2034 (b)(c)		14,982,632	5,880,683
Ukraine Government 0% 2/1/2035 (b)(c)		14,106,378	7,758,508
Ukraine Government 0% 2/1/2036 (b)(c)		10,551,148	5,776,754
Ukraine Government 0% 8/1/2041 (b)(g)		8,905,000	6,411,600
Ukraine Government 1.75% 2/1/2029 (b)(c)		19,719,669	12,719,187
Ukraine Government 1.75% 2/1/2034 (b)(c)		24,279,212	12,867,982
Ukraine Government 1.75% 2/1/2035 (b)(c)		15,258,656	7,934,501
Ukraine Government 1.75% 2/1/2036 (b)(c)		10,401,782	5,330,913
TOTAL UKRAINE			66,724,939
UNITED ARAB EMIRATES - 1.7%
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		47,628,000	32,520,875
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		34,065,000	26,597,312
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		7,330,000	7,350,844
Emirate of Dubai 3.9% 9/9/2050 (e)		17,255,000	12,466,737
TOTAL UNITED ARAB EMIRATES			78,935,768
URUGUAY - 0.7%
Uruguay Republic 5.1% 6/18/2050		27,510,000	25,488,015
Uruguay Republic 5.75% 10/28/2034		5,850,000	6,101,550
TOTAL URUGUAY			31,589,565
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (b)		12,475,000	10,412,727
Republic of Uzbekistan 5.375% 2/20/2029 (b)		4,950,000	4,718,934
TOTAL UZBEKISTAN			15,131,661
VENEZUELA - 1.5%
Venezuela Republic 11.75% (e)(f)		65,000,000	13,422,500
Venezuela Republic 11.95% (e)(f)		82,250,000	16,573,375
Venezuela Republic 12.75% (e)(f)		27,425,000	5,457,575
Venezuela Republic 9.25% (f)		62,675,000	12,817,038
Venezuela Republic 9.25% (e)(f)		70,265,000	13,350,350
Venezuela Republic 9.375% (f)		42,005,000	9,713,656
TOTAL VENEZUELA			71,334,494
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (b)		14,779,128	8,950,609
Republic of Zambia 5.75% 6/30/2033 (b)(c)		8,096,553	7,042,737
TOTAL ZAMBIA			15,993,346
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,016,706,124)			2,762,251,715

Non-Convertible Corporate Bonds - 32.2%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	3,260,000	3,264,482
AZERBAIJAN - 0.7%
Energy - 0.7%
Energy Equipment & Services - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)	23,344,000	23,543,358
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)	9,030,000	9,389,845

TOTAL AZERBAIJAN		32,933,203
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)	24,018,000	24,685,941
BRAZIL - 2.9%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
NBM US Holdings Inc 6.625% 8/6/2029 (b)	5,930,000	5,911,617
Food Products - 0.1%
Adecoagro SA 6% 9/21/2027 (b)	1,703,000	1,678,016
Marb Bondco PLC 3.95% 1/29/2031 (b)	3,045,000	2,626,313
		4,304,329
Energy - 0.4%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)	8,529,104	8,996,499
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)	13,910,961	11,372,211
TOTAL ENERGY		20,368,710

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)	9,590,000	10,073,815
Industrials - 0.7%
Aerospace & Defense - 0.3%
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)	1,299,000	1,351,415
Embraer Netherlands Finance BV 7% 7/28/2030 (b)	10,595,000	11,281,132
		12,632,547
Passenger Airlines - 0.4%
Azul Secured Finance LLP 11.5% 8/28/2029	18,462,638	9,323,633
Azul Secured Finance LLP 11.93% 8/28/2028	5,130,024	4,469,533
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3343% 1/28/2030 pay-in-kind (b)(g)(h)	4,259,366	4,751,876
		18,545,042
TOTAL INDUSTRIALS		31,177,589

Materials - 1.2%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)	5,550,000	3,800,085
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	5,790,000	5,373,120
Braskem Netherlands Finance BV 8% 10/15/2034 (b)	4,525,000	4,318,886
		13,492,091
Metals & Mining - 0.9%
CSN Resources SA 8.875% 12/5/2030 (b)	13,790,000	13,606,593
Nexa Resources SA 6.5% 1/18/2028 (b)	3,781,000	3,891,027
Nexa Resources SA 6.75% 4/9/2034 (b)	3,175,000	3,286,125
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(g)	16,573,258	16,076,061
		36,859,806
TOTAL MATERIALS		50,351,897

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (b)	10,770,000	11,297,730
TOTAL BRAZIL		133,485,687
CHILE - 2.1%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)	16,142,000	15,173,480
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)	4,165,000	4,186,866
Materials - 1.6%
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (b)	12,195,000	10,492,334
Antofagasta PLC 5.625% 5/13/2032 (b)	6,195,000	6,237,560
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)	9,240,000	8,406,321
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (b)	8,130,000	4,983,690
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)	16,785,000	11,413,800
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (b)	6,855,000	5,360,610
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)	4,740,000	4,564,620
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)	4,795,000	4,852,540
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)	5,575,000	5,519,250
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)	3,905,000	4,053,390
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (b)	6,340,000	6,530,200
		72,414,315
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)	3,795,000	3,786,272
TOTAL CHILE		95,560,933
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (b)	7,355,000	4,725,588
Prosus NV 4.193% 1/19/2032 (b)	11,350,000	10,324,953
		15,050,541
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (b)	5,655,000	5,583,997
TOTAL CHINA		20,634,538
COLOMBIA - 1.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Ecopetrol SA 8.375% 1/19/2036	6,495,000	6,328,403
Ecopetrol SA 8.875% 1/13/2033	11,770,000	12,120,158
Geopark Ltd 5.5% 1/17/2027 (b)	2,885,000	2,794,844
Geopark Ltd 8.75% 1/31/2030 (b)	8,375,000	7,882,969
		29,126,374
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (b)	9,365,000	9,515,795
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)	11,545,000	10,154,174
Termocandelaria Power SA 7.75% 9/17/2031 (b)	5,660,000	5,679,357
		15,833,531
TOTAL COLOMBIA		54,475,700
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)	8,385,000	8,442,689
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)	4,880,000	5,216,231
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)	7,840,000	7,714,717
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (b)	7,705,000	6,809,294
GHANA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	6,305,000	5,895,175
Kosmos Energy Ltd 8.75% 10/1/2031 (b)	23,695,000	21,932,803
Tullow Oil PLC 10.25% 5/15/2026 (b)	13,400,000	12,210,750

TOTAL GHANA		40,038,728
GUATEMALA - 0.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (b)	9,920,000	9,033,648
Millicom International Cellular SA 4.5% 4/27/2031 (b)	9,095,000	8,067,265
Millicom International Cellular SA 7.375% 4/2/2032 (b)	5,070,000	5,127,038
		22,227,951
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)	6,260,000	6,001,775
TOTAL GUATEMALA		28,229,726
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)	4,230,000	4,307,991
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (e)	4,210,000	4,311,040
TOTAL HUNGARY		8,619,031
INDIA - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)	7,190,000	6,747,489
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (b)	8,295,000	8,147,349
TOTAL INDIA		14,894,838
INDONESIA - 1.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)	17,175,000	16,895,048
Materials - 0.8%
Metals & Mining - 0.8%
Freeport Indonesia PT 4.763% 4/14/2027 (b)	5,520,000	5,484,119
Freeport Indonesia PT 5.315% 4/14/2032 (b)	8,260,000	8,105,208
Freeport Indonesia PT 6.2% 4/14/2052 (b)	6,385,000	6,209,413
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)	15,185,000	15,270,036
		35,068,776
TOTAL INDONESIA		51,963,824
ISRAEL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)	12,100,000	11,950,565
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)	14,380,000	14,355,842

TOTAL ISRAEL		26,306,407
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)	2,375,000	2,384,618
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)	11,795,000	9,937,288
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)	5,940,000	5,190,075
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)	7,950,000	6,936,871

TOTAL KAZAKHSTAN		22,064,234
MALAYSIA - 1.1%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)	10,840,000	9,688,250
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petronas Capital Ltd 3.404% 4/28/2061 (b)	14,910,000	9,738,094
Petronas Capital Ltd 3.5% 4/21/2030 (b)	10,240,000	9,646,080
Petronas Capital Ltd 4.8% 4/21/2060 (b)	3,500,000	3,027,500
		22,411,674
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)	3,770,000	3,769,246
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)	13,415,000	13,168,030
		16,937,276
TOTAL MALAYSIA		49,037,200
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom 7.375% 2/16/2027 (b)	6,250,000	6,287,109
MEXICO - 4.4%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (e)(f)	27,098,000	9,755,280
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)	7,665,000	8,148,201
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (b)	9,420,000	9,010,042
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Petroleos Mexicanos 6.5% 3/13/2027	9,810,000	9,553,959
Petroleos Mexicanos 6.5% 6/2/2041	11,163,000	7,869,356
Petroleos Mexicanos 6.625% 6/15/2035	69,624,000	55,525,140
Petroleos Mexicanos 6.7% 2/16/2032	14,394,000	12,629,296
Petroleos Mexicanos 6.95% 1/28/2060	29,115,000	19,737,059
Petroleos Mexicanos 7.69% 1/23/2050	52,575,000	39,265,639
		144,580,449
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)	3,565,000	2,666,620
Braskem Idesa SAPI 7.45% 11/15/2029 (b)	9,620,000	7,792,200
		10,458,820
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)	7,345,000	7,485,289
Saavi Energia Sarl 8.875% 2/10/2035 (b)	14,515,000	14,623,863
		22,109,152
TOTAL MEXICO		204,061,944
MOROCCO - 0.5%
Materials - 0.5%
Chemicals - 0.5%
OCP SA 3.75% 6/23/2031 (b)	10,060,000	8,928,250
OCP SA 5.125% 6/23/2051 (b)	4,000,000	3,043,360
OCP SA 6.875% 4/25/2044 (b)	5,295,000	5,149,388
OCP SA 7.5% 5/2/2054 (b)	6,740,000	6,866,375

TOTAL MOROCCO		23,987,373
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)	2,332,000	2,280,696
IHS Holding Ltd 7.875% 5/29/2030 (b)	9,330,000	9,236,700
		11,517,396
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (b)	5,385,000	5,357,483
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)	2,268,668	2,269,802
TOTAL NIGERIA		19,144,681
PANAMA - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	10,945,000	10,529,090
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)	12,710,000	11,566,100
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	9,245,000	9,093,491
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)	5,720,000	4,032,600
TOTAL PANAMA		35,221,281
PARAGUAY - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)	3,750,000	3,715,312
PERU - 0.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (b)	5,035,000	4,949,909
Materials - 0.3%
Metals & Mining - 0.3%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)	2,435,000	2,428,913
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (b)	7,175,000	7,268,275
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)	5,060,000	4,974,384
		14,671,572
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (b)	5,625,000	5,563,125
TOTAL PERU		25,184,606
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (b)	9,255,000	9,485,813
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	7,730,000	5,713,997
QATAR - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
QatarEnergy 2.25% 7/12/2031 (b)	14,440,000	12,456,810
QatarEnergy 3.125% 7/12/2041 (b)	11,965,000	8,927,326
QatarEnergy 3.3% 7/12/2051 (b)	31,000,000	21,380,390

TOTAL QATAR		42,764,526
SAUDI ARABIA - 3.3%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)	23,297,331	20,465,249
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)	18,280,000	15,959,354
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)	20,230,000	13,185,712
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)	23,676,000	22,555,179
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)	22,055,000	19,229,313
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)	19,984,000	16,162,060
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)	2,505,000	2,336,852
		109,893,719
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)	3,800,000	3,846,436
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)	8,695,000	8,714,042
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)	7,665,000	7,854,249
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)	6,145,000	6,411,923
TMS Issuer Sarl 5.78% 8/23/2032 (b)	6,660,000	6,844,349
		33,670,999
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)	6,605,000	6,682,807
TOTAL SAUDI ARABIA		150,247,525
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)	9,330,000	9,302,980
SOUTH AFRICA - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	13,580,000	11,763,675
Materials - 0.5%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026	21,515,000	20,780,263
Utilities - 0.6%
Electric Utilities - 0.6%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)	15,665,000	15,576,963
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)	10,415,000	10,740,468
		26,317,431
TOTAL SOUTH AFRICA		58,861,369
TURKEY - 0.3%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)	6,585,000	6,838,111
Industrials - 0.2%
Building Products - 0.2%
Sisecam UK PLC 8.625% 5/2/2032 (b)	6,925,000	6,925,485
TOTAL TURKEY		13,763,596
UKRAINE - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)	8,237,135	6,548,523
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)	6,283,149	6,031,823

TOTAL UKRAINE		12,580,346
UNITED ARAB EMIRATES - 2.7%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)	15,880,000	14,475,573
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)	7,810,528	6,852,879
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)	19,645,000	16,539,126
		37,867,578
Financials - 1.1%
Financial Services - 1.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)	9,540,000	8,880,249
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)	4,920,000	5,087,477
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)	6,805,000	6,289,862
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (e)	2,140,000	1,946,415
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)	5,905,000	5,621,206
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)	12,590,000	11,654,059
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)	5,925,000	6,125,206
		45,604,474
Industrials - 0.1%
Transportation Infrastructure - 0.1%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)	5,420,000	5,152,387
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC 6.6227% 4/15/2055 (e)(g)	11,535,000	11,693,606
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)	2,300,000	2,388,406
		14,082,012
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)	3,435,000	2,714,062
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)	6,105,000	6,029,786
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)	9,565,000	9,151,315
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)	2,540,000	2,553,487
		20,448,650
TOTAL UNITED ARAB EMIRATES		123,155,101
UZBEKISTAN - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)	5,355,000	5,384,453
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)	4,745,000	4,713,161

TOTAL UZBEKISTAN		10,097,614
VENEZUELA - 2.1%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Petroleos de Venezuela SA 5.375% (e)(f)	152,515,000	20,742,040
Petroleos de Venezuela SA 5.5% (e)(f)	184,250,000	24,689,500
Petroleos de Venezuela SA 6% (e)(f)	30,000,000	4,155,000
Petroleos de Venezuela SA 6% (b)(f)	100,540,000	13,773,980
Petroleos de Venezuela SA 8.5% (e)(f)	20,540,000	20,129,200
Petroleos de Venezuela SA 9.75% (b)(f)	71,700,000	11,221,050

TOTAL VENEZUELA		94,710,770
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,710,399,836)		1,485,047,964

Preferred Securities - 1.5%
		Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA 1.3566% (g)(i)	BRL	112,550,000	6,809,213
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (b)(g)(i)		5,950,000	5,967,640
Banco de Credito e Inversiones SA 8.75% (b)(g)(i)		6,350,000	6,828,673

TOTAL CHILE			12,796,313
MEXICO - 0.8%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(g)(i)		9,495,000	9,630,622
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(g)(i)		4,015,000	4,006,528
			13,637,150
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV 5.125% (b)(g)(i)		19,110,000	18,748,116
TOTAL MEXICO			32,385,266
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(f)(g)(i)(j)		6,660,000	333,000
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(g)(i)		15,805,000	16,055,575
TOTAL PREFERRED SECURITIES (Cost $75,319,685)			68,379,367

U.S. Treasury Obligations - 0.8%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 4.47	32,701,000	23,742,714
US Treasury Bonds 3.625% 2/15/2053	3.84 to 5.06	19,173,000	16,148,010
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,108,135)			39,890,724

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $191,490,092)	4.32	191,451,802	191,490,092

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $5,041,023,872)	4,547,059,862
NET OTHER ASSETS (LIABILITIES) - 1.4% (k)	63,181,064
NET ASSETS - 100.0%	4,610,240,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	1,654	Jun 2025	183,955,813	3,938,075	3,938,075

The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,945,446,112 or 63.9% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $231,795,084 or 5.0% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Level 3 security
(k)	Includes $3,101,250 of cash collateral to cover margin requirements for futures contracts.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,538,622	342,363,283	264,411,813	1,304,976	-	-	191,490,092	191,451,802	0.3%
Total	113,538,622	342,363,283	264,411,813	1,304,976	-	-	191,490,092

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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